OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2016	2015
Deferred revenue	13,554	12,645
Mark-to-market interest rate swaps valuation (see note 24)	6,143	15,540
Mark-to-market cross currency interest rate swaps valuation (see note 24)	81,454	89,015
Derivative - other (see note 28)	15,000	—
Deferred credits from capital lease transactions (see note 23)	625	625
Other creditors	260	1,259
	117,036	119,084